Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Tech Hardware Portfolio
November 30, 2023
COM-NPRT3-0124
1.810671.119
Common Stocks - 98.3%
	Shares	Value ($)
Communications Equipment - 25.3%
Communications Equipment - 25.3%
Arista Networks, Inc. (a)	251,603	55,279,695
Aviat Networks, Inc. (a)	150,237	4,553,683
Ciena Corp. (a)	433,390	19,870,932
Cisco Systems, Inc.	1,763,007	85,294,279
Extreme Networks, Inc. (a)	449,122	7,248,829
Infinera Corp. (a)(b)	814,923	3,170,050
Motorola Solutions, Inc.	133,544	43,117,351
		218,534,819
Electrical Equipment - 1.3%
Electrical Components & Equipment - 1.3%
Vertiv Holdings Co.	261,644	11,423,377
Electronic Equipment, Instruments & Components - 8.1%
Electronic Manufacturing Services - 1.4%
Jabil, Inc.	107,517	12,398,860
Technology Distributors - 6.7%
CDW Corp.	198,730	41,908,182
Insight Enterprises, Inc. (a)	106,789	16,169,990
		58,078,172
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		70,477,032
Entertainment - 2.1%
Interactive Home Entertainment - 2.1%
Nintendo Co. Ltd.	382,819	17,844,121
Household Durables - 9.9%
Consumer Electronics - 9.9%
Sony Group Corp.	993,211	85,407,243
Interactive Media & Services - 1.3%
Interactive Media & Services - 1.3%
Meta Platforms, Inc. Class A (a)	34,784	11,379,586
Semiconductors & Semiconductor Equipment - 4.8%
Semiconductors - 4.8%
Marvell Technology, Inc.	80,938	4,510,675
NVIDIA Corp.	23,368	10,929,214
Renesas Electronics Corp. (a)	174,844	3,047,349
Taiwan Semiconductor Manufacturing Co. Ltd.	1,287,283	23,430,133
		41,917,371
Software - 7.2%
Systems Software - 7.2%
Microsoft Corp.	49,250	18,661,318
Palo Alto Networks, Inc. (a)	146,731	43,298,851
		61,960,169
Technology Hardware, Storage & Peripherals - 38.3%
Technology Hardware, Storage & Peripherals - 38.3%
Apple, Inc.	394,958	75,022,272
Dell Technologies, Inc.	565,602	42,912,224
FUJIFILM Holdings Corp.	728,966	42,579,560
HP, Inc.	280,382	8,226,408
Pure Storage, Inc. Class A (a)	575,994	19,186,360
Samsung Electronics Co. Ltd.	1,914,280	107,212,053
Seagate Technology Holdings PLC	293,763	23,236,653
Xiaomi Corp. Class B (a)(c)	6,250,577	12,499,073
		330,874,603
TOTAL COMMON STOCKS (Cost $570,305,918)		849,818,321

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
Electronic Equipment, Instruments & Components - 0.1%
Technology Distributors - 0.1%
VAST Data Ltd.:
Series A (d)(e)	5,512	60,632
Series A1 (d)(e)	13,567	149,237
Series A2 (d)(e)	15,607	171,677
Series B (d)(e)	12,418	136,598
Series C (d)(e)	362	3,982
Series E (d)(e)	11,867	261,074
(Cost $783,200)		783,200

Money Market Funds - 0.6%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (f)	2,246,909	2,247,358
Fidelity Securities Lending Cash Central Fund 5.39% (f)(g)	3,020,346	3,020,648
TOTAL MONEY MARKET FUNDS (Cost $5,268,006)		5,268,006

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $576,357,124)	855,869,527
NET OTHER ASSETS (LIABILITIES) - 1.0%	8,803,546
NET ASSETS - 100.0%	864,673,073

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,499,073 or 1.4% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $783,200 or 0.1% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
VAST Data Ltd. Series A	11/28/23	60,632

VAST Data Ltd. Series A1	11/28/23	149,237

VAST Data Ltd. Series A2	11/28/23	171,677

VAST Data Ltd. Series B	11/28/23	136,598

VAST Data Ltd. Series C	11/28/23	3,982

VAST Data Ltd. Series E	11/28/23	261,074

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	1,157,038	79,363,386	78,273,066	115,843	-	-	2,247,358	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	7,106,258	132,942,957	137,028,567	6,377	-	-	3,020,648	0.0%
Total	8,263,296	212,306,343	215,301,633	122,220	-	-	5,268,006

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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